Changes to Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 21, 2014
Debt Instrument [Line Items]
Debt maturing within one year, Balance at January 1, 2014	$ 3,933
Long-term debt, Balance at January 1, 2014	89,658
Total, Balance at January 1, 2014	93,591
Proceeds from long-term borrowings	30,967	49,166	4,489
Preferred Stock (Mandatorily Redeemable)	1,650
Repayments of long-term borrowings and capital leases obligations	(17,669)	(8,163)	(6,403)
Decrease in short-term obligations, excluding current maturities	(475)	(142)	(1,437)
Other	207
Debt maturing within one year, Balance at December 31, 2014	2,735	3,933
Long-term debt, Balance December 31, 2014	110,536	89,658
Total, Balance at December 31, 2014	113,271	93,591
Debt Maturing Within One Year
Debt Instrument [Line Items]
Debt maturing within one year, Balance at January 1, 2014	3,933
Repayments of long-term borrowings and capital leases obligations	(4,022)
Decrease in short-term obligations, excluding current maturities	(475)
Reclassifications of long-term debt	2,739
Other	560
Debt maturing within one year, Balance at December 31, 2014	2,735
Long-term Debt
Debt Instrument [Line Items]
Long-term debt, Balance at January 1, 2014	89,658
Proceeds from long-term borrowings	30,967
Preferred Stock (Mandatorily Redeemable)	1,650
Repayments of long-term borrowings and capital leases obligations	(13,647)
Reclassifications of long-term debt	(2,739)
Other	(353)
Long-term debt, Balance December 31, 2014	110,536
Verizon Notes
Debt Instrument [Line Items]
Verizon Notes	5,000			5,000
Verizon Notes | Long-term Debt
Debt Instrument [Line Items]
Verizon Notes	$ 5,000